Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,540,000.00
Total Fee Amount	3,112.77
Total Offset Amount	0.00
Net Fee	$ 3,112.77
Offering Table N/A
Offset Table N/A	N/A